Financial risks (Tables)	12 Months Ended
Mar. 31, 2024
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024

Allowance for doubtful accounts at beginning of year	110,793	121,628
Provision for doubtful accounts, net of reversal	8,844	4,708
Write-offs	(3,496)	(3,759)
Other	5,487	(472)

Allowance for doubtful accounts at end of year	121,628	122,105

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	17,905,331	1,275,170	—	19,180,501
Past due less than 90 days	331,040	542,999	21,469	895,509
Past due 90 days or more	—	416	124,580	124,995

Total	18,236,371	1,818,584	146,049	20,201,004

	Yen in millions
	March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	22,750,132	1,526,798	—	24,276,931
Past due less than 90 days	318,524	694,558	23,761	1,036,843
Past due 90 days or more	—	4,598	171,574	176,172

Total	23,068,656	2,225,954	195,335	25,489,945

Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables
The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	14,349	5,092	5,396	24,836
Provision for credit loss, net of reversal	3,517	1,780	551	5,847
Charge-offs	—	—	—	—
Other	(3,225)	(2,289)	(547)	(6,062)

Allowance for credit loss at end of year	14,640	4,582	5,399	24,622

	Yen in millions
	For the year ended March 31, 2024
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	14,640	4,582	5,399	24,622
Provision for credit loss, net of reversal	6,362	2,539	1,130	10,031
Charge-offs	—	—	(204)	(204)
Other	(3,521)	(1,191)	1,475	(3,236)

Allowance for credit loss at end of year	17,481	5,931	7,801	31,213

Disclosure of Non-Derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of March 31, 2023

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	916,725	(941,708)	(941,708)	—	—	—
Commercial paper	3,673,447	(3,765,973)	(3,765,973)	—	—	—
Long-term debt	24,333,981	(25,829,430)	(8,067,346)	(10,527,952)	(5,609,531)	(1,624,601)
Lease liabilities	456,120	(507,902)	(74,780)	(102,258)	(76,769)	(254,096)

Total	29,380,273	(31,045,012)	(12,849,807)	(10,630,210)	(5,686,300)	(1,878,696)

Derivative financial liabilities
Interest derivative	296,438	(315,269)	(41,958)	(155,214)	(109,599)	(8,498)
Currency derivative
In	—	835,459	58,806	187,514	589,139	—
Out	159,819	(1,017,589)	(90,525)	(220,701)	(706,363)	—

Total	456,257	(497,400)	(73,678)	(188,401)	(226,823)	(8,498)

Total	29,836,530	(31,542,412)	(12,923,485)	(10,818,611)	(5,913,123)	(1,887,194)

As of March 31, 2024
	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,387,832	(1,398,947)	(1,398,947)	—	—	—
Commercial paper	4,100,127	(4,222,660)	(4,222,660)	—	—	—
Long-term debt	30,611,253	(33,286,908)	(10,862,374)	(13,051,900)	(6,770,969)	(2,601,665)
Lease liabilities	462,568	(517,763)	(83,145)	(115,664)	(74,847)	(244,107)

Total	36,561,780	(39,426,278)	(16,567,126)	(13,167,564)	(6,845,816)	(2,845,772)

Derivative financial liabilities
Interest derivative	238,503	(237,685)	(74,298)	(103,424)	(54,923)	(5,040)
Currency derivative
In	—	1,127,763	150,390	433,343	362,638	181,391
Out	193,686	(1,370,175)	(222,251)	(519,535)	(427,529)	(200,860)

Total	432,189	(480,098)	(146,158)	(189,617)	(119,815)	(24,508)

Total	36,993,969	(39,906,376)	(16,713,284)	(13,357,180)	(6,965,631)	(2,870,280)

Disclosure of Unused Amount in Funding With Issuance Limit
The unused amount of funding with established issuance limits is as follows:

	Yen in millions
	March 31,
	2023	2024
Medium-term notes	5,215,965	4,837,619
Corporate bonds	1,162,511	1,639,953
Commercial paper	1,153,342	1,241,053

Total	7,531,818	7,718,625

Disclosure of Value-At-Risk Analysis Measurement Foreign Currency Positions

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2023	381,600	393,175	418,900	369,800
For the year ended March 31, 2024	411,300	403,025	413,800	389,000

Disclosure of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets

	Yen in millions
	For the years ended March 31,
	2023	2024
Impact on income before income taxes	(42,476)	(49,799)
Impact on other comprehensive income, before tax effect	(238,820)	(221,420)

Finance Leases [Member]
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024
Allowance for credit loss at beginning of year	36,985	36,920
Provision for credit loss, net of reversal	14,926	23,617
Charge-offs	(7,233)	(7,676)
Other	(7,757)	(5,952)

Allowance for credit loss at end of year	36,920	46,909

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2023	2024
Current	2,437,467	3,057,602
Past due less than 90 days	46,296	60,316
Past due 90 days or more	19,606	25,506

Total	2,503,369	3,143,424

Trade receivables [Member]
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	88,125	99,465	42,514	230,104
Provision for credit loss, net of reversal	26,490	59,627	89,456	175,573
Charge-offs	—	—	(91,215)	(91,215)
Other	(18,895)	(34,225)	13,530	(39,591)

Allowance for credit loss at end of year	95,720	124,867	54,284	274,871

	Yen in millions
	For the year ended March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	95,720	124,867	54,284	274,871
Provision for credit loss, net of reversal	34,386	64,742	142,299	241,427
Charge-offs	—	—	(150,458)	(150,458)
Other	(19,062)	(41,819)	31,193	(29,688)

Allowance for credit loss at end of year	111,044	147,790	77,318	336,152

Wholesale receivables and other dealer loans [Member]
Statements [Line Items]
Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables

	Yen in millions
	March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	3,300,629	—	—	3,300,629
Credit Watch	47,184	69,086	—	116,270
At Risk	—	29,780	6,708	36,487
Default	—	—	8,034	8,034
Loan commitments	10,704,882	65,053	572	10,770,507
Financial guarantee contracts	3,536,796	37,260	—	3,574,056

Total	17,589,491	201,179	15,314	17,805,983

	Yen in millions
	March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	4,741,270	—	—	4,741,270
Credit Watch	61,078	132,721	—	193,799
At Risk	—	45,231	4,258	49,489
Default	—	—	21,209	21,209
Loan commitments	11,129,604	115,327	781	11,245,712
Financial guarantee contracts	3,200,368	36,964	—	3,237,333

Total	19,132,321	330,243	26,247	19,488,811